Related Party Transactions - Summary of these allocations included primarily salaries and expenses for professional services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PREDECESSOR MILLROSE BUSINESS [Member] | Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Salaries, general and administrative expenses	$ 246,221	$ 209,792